Document and Entity Information	Dec. 06, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 06, 2022
Entity Registrant Name	J.JILL, INC.
Entity Central Index Key	0001687932
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity File Number	001-38026
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	45-1459825
Entity Address, Address Line One	4 Batterymarch Park
Entity Address, City or Town	Quincy
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02169
City Area Code	617
Local Phone Number	376-4300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	JILL
Security Exchange Name	NYSE